Investment Objectives and Goals - Arrow Reserve Capital Management ETF	May 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to preserve capital while maximizing current income.